Stockholders' equity (Details 9)	9 Months Ended
	Mar. 31, 2015		Jan. 25, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of warrants outstanding
Beginning Balance	18,732,485			6,000,000	950,000
Broker Warrants (ii)	(345,000)	[1]
Investor Warrants exercised (iii)	(1,986,074)	[2]	20,000
Investor Warrants exchanged (iv)	(2,836,541)	[3]
Ending Balance	13,472,870			6,000,000	950,000

[1]	During the nine months ended March 31, 2015, 345,000 Broker Warrants were exercised for cash.
[2]	During the nine months ended March 31, 2015, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).
[3]	During the nine months ended March 31, 2015, 2,836,541 Investor Warrants were exchanged for 945,514 shares of common stock (note 5).